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                                        Supplement dated January 12, 1999
                                        To Prospectus dated December 3, 1998


                         TRAVELERS RETIREMENT ACCOUNT


1. The following information supplements the description of the Liquidity Benefit in "The Annuity Period" section of the prospectus:

        Note: The liquidity benefit is unavailable until the SEC declares the registration statement relating to this benefit effective.

2. The following information supplements the "Available Information" and "Incorporation of Certain Documents by Reference" sections of the prospectus:

        The information contained in the "Available Information" and "Incorporation of Certain Documents by Reference" sections of this prospectus pertains only to the liquidity benefit offered through this contract. As stated above, the liquidity benefit is unavailable until the SEC declares the registration statement relating to this benefit effective.

3. The following information supplements the "The Funding Options" section of the prospectus:

        The Equity Index Portfolio Class II Fund is unavailable at this time.



L-21256-A